UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Americus Capital Advisors, LLC

Address:  660 Madison Avenue, 21st Floor
          New York, New York 10065


13F File Number: 028-12831

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul Reiferson
Title:    Managing Principal
Phone:    (212)867-9766


Signature, Place and Date of Signing:


/s/ Paul Reiferson             New York, New York           February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total: $43,827
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                  FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2             COLUMN 3    COLUMN 4       COLUMN 5          COL 6  COL 7      COLUMN 8

                                                               VALUE       SHRS OR  SH/  PUT/  INVSMT  OTHR     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS       CUSIP       (X$1000)    PRN AMT  PRN  CALL  DSCRTN  MGRS   SOLE     SHARED   NONE
--------------                --------------       -----       --------    -------  ---  ----  ------  ----   ----     ------   ----
ALLEGHENY ENERGY INC          COM                  017361106   6,709        198,123 SHS        SOLE            198,123    0      0
ALLEGHENY ENERGY INC          COM                  017361106     264          7,800      CALL  SOLE              7,800    0      0
ANNALY CAP MGMT INC           COM                  035710409   4,754        299,543 SHS        SOLE            299,543    0      0
ASSISTED LIVING CONCPT NEV N  CL A                 04544X102   6,217      1,498,061 SHS        SOLE          1,498,061    0      0
BROADRIDGE FINL SOLUTIONS IN  COM                  11133T103   7,080        564,576 SHS        SOLE            564,576    0      0
EBAY INC                      COM                  278642103     815         58,393 SHS        SOLE             58,393    0      0
MORGAN STANLEY                COM NEW              617446448   1,588         99,000      PUT   SOLE             99,000    0      0
SPDR TR                       UNIT SER 1           78462F103   1,805         20,000      PUT   SOLE             20,000    0      0
SPDR GOLD TRUST               GOLD SHS             78463V107   2,828         32,690 SHS        SOLE             32,690    0      0
TRANSOCEAN INC NEW            SHS                  G90073100   1,344         28,437 SHS        SOLE             28,437    0      0
WACHOVIA CORP NEW             CONV 7.5% PFD CL A   929903219   2,897          3,863 SHS        SOLE              3,863    0      0
WEBMD CORP                    NOTE 1.750% 6/1      94769MAE5   1,745      2,000,000 SHS        SOLE          2,000,000    0      0
WELLS FARGO & CO NEW          COM                  949746101   5,781        196,100 SHS        SOLE            196,100    0      0

SK 25220 0005 965665